Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Borrowings, current	772,978	501,763
Borrowings, non-current	51,067	80,961
Borrowings reclassified as liabilities directly associated with the assets held for sale	10,000	—
Total borrowings	834,045	582,724